Income Tax - Schedule Of Taxation Recognized In The Consolidated Statements Of Profit Or Loss And Other Comprehensive Income Or Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Current tax
Direct taxes - current	$ 1,307	$ 1,015	$ 706
Direct taxes – prior year	(60)	(115)	491
Total current tax	1,247	900	1,197
Deferred tax
Current	(89,847)	(54,236)	(48,414)
Prior year	(10,718)	15,269	(477)
Total deferred tax	(100,565)	(38,967)	(48,891)
Total income tax benefit	$ (99,318)	$ (38,067)	$ (47,694)